Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2023
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)	Quarterly Financial Data (Unaudited)

	2023 Quarters				2023
	First	Second	Third	Fourth	Year
	(In Thousands, except per share data)
Net premiums earned	$121,754	$125,985	$130,089	$132,940	$510,768
Net investment income	14,894	16,518	17,853	18,247	67,512
Net realized investment losses	(33)	—	—	—	(33)
Other revenues	164	182	217	193	756
Insurance claims and claim expenses	6,701	2,873	4,812	8,232	22,618
Underwriting and operating expenses	25,786	27,448	27,749	29,716	110,699
Service expenses	80	267	239	185	771
Interest expense	8,039	8,048	8,059	8,066	32,212
Income before income taxes	96,173	104,049	107,300	105,181	412,703
Income tax expense	21,715	23,765	23,345	21,768	90,593
Net income	$74,458	$80,284	$83,955	$83,413	$322,110

Basic earnings per share (1)	$0.89	$0.97	$1.02	$1.03	$3.91
Diluted earnings per share (1)	$0.88	$0.95	$1.00	$1.01	$3.84

Weighted average common shares outstanding - basic	83,600	82,958	82,096	81,005	82,407
Weighted average common shares outstanding - diluted	84,840	84,190	83,670	82,685	83,854
(1)    Due to the use of weighted average shares outstanding when calculating EPS, the sum of quarterly per share data may not equal the per share data for the year.

	2022 Quarters				2022
	First	Second	Third	Fourth	Year
	(In Thousands, except per share data)
Net premiums earned	$116,495	$120,870	$118,317	$119,584	$475,266
Net investment income	10,199	10,921	11,945	13,341	46,406
Net realized investment gains	408	53	14	6	481
Other revenues	339	376	301	176	1,192
Insurance claims and claim (benefits) expenses	(619)	(3,036)	(3,389)	3,450	(3,594)
Underwriting and operating expenses	32,935	30,700	27,144	26,711	117,490
Service expenses	430	336	197	131	1,094
Interest expense	8,041	8,051	8,036	8,035	32,163
Gain from change in fair value of warrant liability	(93)	(1,020)	—	—	(1,113)
Income before income taxes	86,747	97,189	98,589	94,780	377,305
Income tax expense	19,067	21,745	21,751	21,840	84,403
Net income	$67,680	$75,444	$76,838	$72,940	$292,902

Basic earnings per share (1)	$0.79	$0.88	$0.91	$0.87	$3.45
Diluted earnings per share (1)	$0.77	$0.86	$0.90	$0.86	$3.39

Weighted average common shares outstanding - basic	85,953	85,734	84,444	83,592	84,921
Weighted average common shares outstanding - diluted	87,310	86,577	85,485	84,809	85,999
(1)    Due to the use of weighted average shares outstanding when calculating EPS, the sum of quarterly per share data may not equal the per share data for the year.